INVESTMENTS - Equities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS
Equities held, Cost	$ 5,520,723	$ 9,613,380
Equities, Fair Value	8,895,559	779,019
Equities held, Fair Value	8,895,559	$ 779,019
Derecognition amount	$ 5,306,412
Exploits Discovery Corp.
INVESTMENTS
Equities held, Shares	4,157,466	4,157,466
Equities held, Cost	$ 2,659,473	$ 2,659,473
Equities, Fair Value	$ 311,809	$ 187,086
Labrador Gold Corp.
INVESTMENTS
Equities held, Shares		9,865,556
Equities held, Cost		$ 6,953,907
Equities, Fair Value		$ 591,933
Kirkland Lake Discoveries Corp
INVESTMENTS
Equities held, Shares	28,612,500
Equities held, Cost	$ 2,861,250
Equities, Fair Value	$ 8,583,750